Deposit Guarantee Insurance - Summary of Entity's Interest in the Capital Stock (Detail)	Mar. 14, 2025
BCRA Communique B [member] | Banco Macro SA Bizland SAU Union Transitoria [Member]
Disclosure Of Entity Interest In Captial Stock [Line Items]
Percentage capital interest	9.6905%